Organization and basis of presentation (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). While the unaudited condensed consolidated financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the disclosures provided in annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC.

Basis of presentation
The Company is a wholly-owned subsidiary of Parent, and the results of the Amrize Business were historically consolidated under Parent and reported under its North America and Solutions & Products segments. The Company has no operating history as a standalone company. As a result, separate financial statements have not historically been prepared for the Company. The historical combined financial statements for the Company as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 were prepared on a “carve-out” basis in connection with the expected Spin-Off, and have been derived from the consolidated financial statements and historical accounting records of Parent. References in these combined financial statements to the “Company” refer to the Amrize Business as historically managed by Parent.
These combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations or cash flows would have been had the Company been a standalone company during the periods presented. In addition, the historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations and cash flows may be in the future.
The combined balance sheets reflect all of the assets and liabilities of Parent that are specifically identifiable or directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents Parent’s historical investment in the Company and includes accumulated net income attributable to the Company and the net effect of transactions with Parent and its subsidiaries. See Note 20 (Net parent investment) for additional information. All intercompany balances and transactions within the Company have been eliminated in these combined financial statements.
The Company and Parent have historically had intercompany activity, resulting in revenues and expenses for both parties. As described in Note 18 (Related party), certain related-party transactions between the Company and Parent have been included in these combined financial statements.
The combined statements of operations include expense allocations for certain corporate, infrastructure and other shared services provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company. These expenses have been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future. See Note 18 (Related party) for additional information.
Parent uses a centralized approach to cash management and financing of operations. Historically, a majority of the Company’s subsidiaries participate in Parent’s centralized cash management and financing function. While the Company maintains bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash is managed centrally as part of the overall treasury function and Parent oversees a cash pooling program whereby cash is swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. As such, cash and cash equivalents held by Parent at the corporate level are not specifically identifiable or directly attributable to the Company and, therefore, have not been reflected in these combined financial statements. Rather, the Company’s residual cash pooling balances as of the end of each reporting period are recorded within Related-party notes receivable. See Note 18 (Related party) for more information.
Further, Parent’s third-party debt and related interest expense have not been attributed to the Company because the Company is not considered the primary obligor of the debt, and the Company is not a named guarantor or joint and severally liable for any of Parent’s third-party debt. The Company has related-party note agreements in place with Parent for the financing of its capital needs, which are reflected as Related-party notes payable on the combined balance sheets. Interest expense in the combined statements of operations reflects interest on borrowing and funding associated with the related-party note agreements.
The Company’s employees do not participate in Parent’s employee benefit plans and therefore no costs associated with Parent’s employee benefit plans have been included in these combined financial statements. The combined balance sheets only include assets and liabilities relating to employee benefit plans for which the Company is the plan sponsor.
Certain change of control provisions exist related to the Company’s debt balances that may be triggered by the Spin-Off. Additionally, following the Spin-Off, certain services that Parent historically provided to the Company will continue to be provided to the Company by Parent on a transitional basis pursuant to a transition services agreement and certain other ancillary agreements between the Company and Parent. These services are primarily for information technology-related functions. At the end of the transitional periods specified in these agreements, the Company will need to perform these services using the Company’s own resources or hire third-party service providers to perform these services on the Company’s behalf.
In connection with the Spin-Off, the Company recorded approximately $24 million of various transaction costs for the year ended December 31, 2024, of which approximately $15 million was allocated to the Company from Parent. These transaction costs allocated from the Parent to the Company correspond to the costs incurred by the
Parent that are directly attributable to the Company, such as rebranding costs, employee-related costs (i.e. recruitment and relocation expenses) and costs to establish certain standalone functions. These costs are recorded in Selling, general and administrative expenses and are deemed to be settled in the period in which the costs are included in Net parent investment on the combined balance sheet.